Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011 Internal Revenue Service (IRS)	Jun. 30, 2013 Regional Operating Centers	Jun. 30, 2012 Regional Operating Centers	Jun. 30, 2011 Regional Operating Centers	Jun. 30, 2013 Skype Global S.a r.l. Foreign Country
Income Taxes [Line Items]
Foreign earnings taxed at rates lower than U.S. rate as a percentage of international income before tax						79.00%	79.00%	78.00%
Operating loss carryforwards	$ 2,700,000,000								$ 2,200,000,000
Temporary differences resulting from earnings for certain non-U.S. subsidiaries which are permanently reinvested outside the United States	76,400,000,000
Unrecognized tax liability on temporary differences resulting from earnings for certain non-U.S. subsidiaries which are permanently reinvested outside the United States	24,400,000,000
Income taxes paid	3,900,000,000	3,500,000,000	5,300,000,000
Unrecognized tax benefits	8,648,000,000	7,202,000,000	6,935,000,000	6,542,000,000
Unrecognized tax benefits, if recognized would affect our effective tax rate	6,500,000,000	6,200,000,000
Interest related to unrecognized tax benefits	400,000,000	154,000,000	38,000,000
Accrued interest related to uncertain tax positions net of federal income tax benefits	1,300,000,000	939,000,000	785,000,000
Reduction of income tax expense due to settlement of prior year audit					$ (461,000,000)